Income Taxes (Income Taxes Included in The Statement of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Abstract]
Statutory tax rate	26.50%		25.00%		25.00%
Theoretical income tax expense (benefit)	$ 1,038		$ (151)		$ 53
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China	(1,215)		711		492
Change in valuation allowance	(40)	[1]	586	[1]	(983)	[1]
Non-deductible expenses	55	[2]	218	[2]	650	[2]
Differences between Israeli currency and dollar-adjusted financial statements-net	952		(1,133)		160
Purchase price adjustment for contingent liabilities			(580)
Foreign tax rate differential	(13)		(101)		29
Other	(198)		(159)		(191)
Actual income tax expense (benefit)	579		(609)		210
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic	$ (0.04)		$ 0.00		$ 0.02
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted	$ (0.04)		$ 0.00		$ 0.02
Decrease in tax expense in respect to a change in the effective tax rate from Beneficiary enterprise	616
Net operating loss carry forwards	$ 42		$ 68		$ 635

[1]	In 2014 an amount of $616 is a decrease in valuation allowance in respect to expiration of tax losses and revaluation of the valuation allowance. In addition, Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $42, $68 and $635, for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	Including non-deductible share based compensation.